Earnings Per Share (Narrative) (Details) (GBP £) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount	0	0.1	5.7
Weighted average exercise price outstanding		£ 18.11	£ 19.47
Contingently issuable share excluded	0.2	0	0